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================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 09/30/2005
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                10/06/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                 As of 9/30/2005

                                                                         Market               Investment      Voting Authority
                                                                         Value        Units     Powers     Full    Partial    None
ABBOTT LABS                           Common Stock         002824100  1,254,192.00  29,580.00    FULL    28,880.00       -   700.00

ABBOTT LABS                           Common Stock         002824100    224,338.40   5,291.00  PARTIAL    4,416.00       -   875.00

AIR PRODS & CHEMS INC                 Common Stock         009158106    270,186.00   4,900.00    FULL     4,900.00       -        -

AMERICAN INTL GROUP INC               Common Stock         026874107    938,012.48  15,139.00    FULL    14,507.00       -   632.00

AMGEN INC                             Common Stock         031162100    386,638.51   4,853.00    FULL     4,603.00       -   250.00

AUTOMATIC DATA PROCESSING INC         Common Stock         053015103    529,736.32  12,308.00    FULL    11,808.00       -   500.00

B P  P L C SPONS A D R                American Depository
                                       Receipts            055622104    713,530.35  10,071.00    FULL    10,071.00       -        -

BANK OF AMERICA CORP                  Common Stock         060505104    787,859.40  18,714.00    FULL    18,114.00       -   600.00

BELLSOUTH CORP                        Common Stock         079860102    338,744.01  12,880.00    FULL    12,080.00       -   800.00

CHEVRON CORPORATION                   Common Stock         166764100    696,494.80  10,760.00    FULL     9,524.00       - 1,236.00

CISCO SYS INC                         Common Stock         17275R102    534,912.00  29,850.00    FULL    28,450.00       - 1,400.00

CITIGROUP INC                         Common Stock         172967101    746,209.36  16,393.00    FULL    15,993.00       -   400.00

CITIGROUP INC                         Common Stock         172967101    216,538.64   4,757.00  PARTIAL    4,757.00       -        -

DANAHER CORP                          Common Stock         235851102    279,485.36   5,192.00    FULL     5,192.00       -        -

DELL INC                              Common Stock         24702R101    552,774.60  16,163.00    FULL    15,411.00       -   752.00

DOMINION RESOURCES INC                Common Stock         25746U109    525,195.58   6,097.00    FULL     5,674.00       -   423.00

ECOLAB INC                            Common Stock         278865100    323,291.25  10,125.00    FULL    10,125.00       -        -

EMERSON ELEC CO                       Common Stock         291011104    283,610.00   3,950.00    FULL     3,950.00       -        -

EXXON MOBIL CORP                      Common Stock         30231G102  4,006,196.99  63,050.00    FULL    62,162.00       -   888.00

EXXON MOBIL CORP                      Common Stock         30231G102    572,855.46   9,015.67  PARTIAL    9,015.67       -        -

F P L GROUP INC                       Common Stock         302571104    519,220.80  10,908.00    FULL    10,094.00       -   814.00

FIFTH THIRD BANCORP                   Common Stock         316773100    280,843.50   7,642.00    FULL     7,642.00       -        -

FORTUNE BRANDS INC                    Common Stock         349631101    205,114.26   2,522.00    FULL     2,522.00       -        -

GENERAL ELEC CO                       Common Stock         369604103  3,278,144.88  97,361.00    FULL    93,161.00       - 4,200.00

GENERAL ELEC CO                       Common Stock         369604103    823,029.48  24,444.00  PARTIAL   21,201.00       - 3,243.00

GENERAL MILLS INC                     Common Stock         370334104    220,274.00   4,570.00    FULL     4,570.00       -        -

HOME DEPOT INC                        Common Stock         437076102    675,497.54  17,711.00    FULL    15,559.00       - 2,152.00

ILLINOIS TOOL WKS INC                 Common Stock         452308109    249,953.88   3,036.00    FULL     2,976.00       -    60.00

INTEL CORP                            Common Stock         458140100    436,650.10  17,714.00    FULL    16,114.00       - 1,600.00

INTERNATIONAL BUSINESS MACHINES CORP  Common Stock         459200101    418,748.40   5,220.00    FULL     4,820.00       -   400.00

JACOBS ENGR GROUP INC                 Common Stock         469814107    375,755.00   5,575.00    FULL     5,575.00       -        -

JOHNSON & JOHNSON                     Common Stock         478160104  1,128,282.40  17,830.00    FULL    16,319.00       - 1,511.00

JOHNSON & JOHNSON                     Common Stock         478160104    201,293.68   3,181.00  PARTIAL    2,631.00       -   550.00

MASCO CORP                            Common Stock         574599106    298,240.28   9,721.00    FULL     9,221.00       -   500.00

MICROSOFT CORP                        Common Stock         594918104    707,677.92  27,504.00    FULL    26,350.00       - 1,154.00

MORGAN STANLEY                        Common Stock         617446448    496,409.82   9,203.00    FULL     8,647.00       -   556.00

PATTERSON COS INC                     Common Stock         703395103    230,172.50   5,750.00    FULL     5,150.00       -   600.00

PEPSICO INC                           Common Stock         713448108  1,262,024.34  22,254.00    FULL    21,454.00       -   800.00

PEPSICO INC                           Common Stock         713448108    200,866.82   3,542.00  PARTIAL    3,442.00       -   100.00

PFIZER INC                            Common Stock         717081103    624,849.28  25,024.00    FULL    23,724.00       - 1,300.00

PROCTER & GAMBLE CO                   Common Stock         742718109  1,084,728.78  18,243.00    FULL    18,043.00       -   200.00

PROCTER & GAMBLE CO                   Common Stock         742718109    244,975.20   4,120.00  PARTIAL    4,120.00       -        -

ROYAL DUTCH SHELL PLC A D R           American Depository
                                       Receipts            780259206    255,996.00   3,900.00    FULL     3,500.00       -   400.00

S B C COMMUNICATIONS INC              Common Stock         78387G103    375,608.85  15,669.96    FULL    14,869.96       -   800.00

STAPLES INC                           Common Stock         855030102    681,174.00  31,950.00    FULL    30,600.00       - 1,350.00

STATE STR CORP                        Common Stock         857477103    218,917.00   4,475.00    FULL     4,475.00       -        -

SUN LIFE FINANCIAL INC                Common Stock         866796105    520,473.67  13,883.00    FULL    13,883.00       -        -

SUDBAY CHRYSLER TRUST                 Common Stock         87507U991    421,501.99     700.00    FULL       700.00       -        -

TEVA PHARMACEUTICAL INDS LTD A D R    American Depository
                                       Receipts            881624209    374,304.00  11,200.00    FULL    10,600.00       -   600.00

TEXAS INSTRUMENTS INC                 Common Stock         882508104    225,197.70   6,643.00    FULL     6,643.00       -        -

3M CO                                 Common Stock         88579Y101    424,020.80   5,780.00    FULL     5,780.00       -        -

UNILEVER N V  A D R                   American Depository
                                       Receipts            904784709    206,633.40   2,892.00    FULL     2,361.00       -   531.00

UNITED TECHNOLOGIES CORP              Common Stock         913017109    382,008.96   7,369.00    FULL     7,369.00       -        -

VERIZON COMMUNICATIONS INC            Common Stock         92343V104    894,561.91  27,365.00    FULL    26,657.00       -   708.00

VERIZON COMMUNICATIONS INC            Common Stock         92343V104    244,321.17   7,473.88  PARTIAL    7,081.88       -   392.00

WACHOVIA CORP                         Common Stock         929903102    446,584.56   9,384.00    FULL     9,384.00       -        -

WACHOVIA CORP 2ND NEW                 Preferred Stock      929903201         95.08  24,381.00    FULL    24,381.00       -        -

WAL MART STORES INC                   Common Stock         931142103    498,364.85  11,373.00    FULL    11,373.00       -        -

WELLS FARGO & CO                      Common Stock         949746101    313,935.20   5,360.00    FULL     4,860.00       -   500.00

WELLS FARGO & CO                      Common Stock         949746101    449,524.75   7,675.00  PARTIAL    7,675.00       -        -

WYETH                                 Common Stock         983024100    874,641.81  18,903.00    FULL    18,903.00       -        -

                                      Grand Total                    35,951,420.07 848,540.50

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